Goodwill and Intangible Assets - Schedule of Intangible Asset Amortization Expense to Be Recognized for Each of the Succeeding Five Years (Detail) - In-Place Lease Intangible Asset - USD ($)
$ in Thousands
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Remainder of 2021	$ 868
Finite-Lived Intangible Asset, Expected Amortization, Year One	895	$ 1,087
Finite-Lived Intangible Asset, Expected Amortization, Year Two	749	805
Finite-Lived Intangible Asset, Expected Amortization, Year Three	628	671
Finite-Lived Intangible Asset, Expected Amortization, Year Four	527	564
Finite-Lived Intangible Asset, Expected Amortization, Year Five		466
Thereafter	2,626
Thereafter		2,287
Intangible assets, net	$ 6,293	$ 5,880	$ 2,848